Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans
Plan assets, at fair value	$ 12,011,267	$ 10,398,810
AAA
Disclosure of defined benefit plans
Plan assets, at fair value	4,567,823	4,138,043
Nation
Disclosure of defined benefit plans
Plan assets, at fair value	4,037,150	3,319,858
BB+
Disclosure of defined benefit plans
Plan assets, at fair value	407,183	267,961
AA+
Disclosure of defined benefit plans
Plan assets, at fair value	323,613	312,303
BBB-
Disclosure of defined benefit plans
Plan assets, at fair value	164,034	47,919
AA
Disclosure of defined benefit plans
Plan assets, at fair value	155,628	161,244
F1+
Disclosure of defined benefit plans
Plan assets, at fair value	64,624	87,111
BBB+
Disclosure of defined benefit plans
Plan assets, at fair value	24,796	30,331
BAA2
Disclosure of defined benefit plans
Plan assets, at fair value	23,864	20,880
AA-
Disclosure of defined benefit plans
Plan assets, at fair value	18,836	8,714
BAA1
Disclosure of defined benefit plans
Plan assets, at fair value	16,728	20,814
BRC1+
Disclosure of defined benefit plans
Plan assets, at fair value	15,506	43,000
A+
Disclosure of defined benefit plans
Plan assets, at fair value	9,499	23,514
A
Disclosure of defined benefit plans
Plan assets, at fair value	1,884	2,352
Other ratings
Disclosure of defined benefit plans
Plan assets, at fair value	985,554	414,681
Rating not available
Disclosure of defined benefit plans
Plan assets, at fair value	$ 1,194,545	$ 1,500,085